LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 20, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

DATED AUGUST 1, 2013

Effective June 26, 2014, the section titled “Investment Management and Other Services – Portfolio Manager – Other Accounts Managed by the Portfolio Manager” in the fund’s Statement of Additional Information will be deleted and replaced with the following:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of May 31, 2014.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Christopher Perry, CFA	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None
Lee Robertson, CFA	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	223	$298.05 million	None	None

Effective June 26, 2014, the section titled “Investment Management and Other Services – Portfolio Manager – Portfolio Manager Securities Ownership” in the fund’s Statement of Additional Information will be deleted and replaced with the following:

Portfolio Managers Securities Ownership

The table below identifies ownership of equity securities of the fund by the portfolio managers responsible for the day-to-day management for the fund as of May 31, 2014.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Christopher Perry	None
Lee Robertson	None

Please retain this supplement for future reference.

LMFX016092

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